Consolidated Statements of Equity - Entity [Domain] - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Class 5 Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2012			¥ 2,087,244	¥ 6,378,619	¥ 239,571	¥ 482,535		¥ (596,400)	¥ (8,411)	¥ 275,289
Stock-based compensation (Note 32)				1,233
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			891	889
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 1,069,124				1,069,124
Cash dividends: Common stock						(169,819)
Cash dividends: Preferred stock	(17,940)						¥ (17,940)
Gains (losses) on sales of shares of treasury stock						(2,280)
Purchases of shares of treasury stock (Notes 16 and 17)									(19)
Sales of shares of treasury stock									4,888
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									531
Initial subscriptions of noncontrolling interests (Note 2)										30,009
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(3,262)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(8,090)
Decrease in noncontrolling interests related to disposition of subsidiaries										(2,327)
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders		(30,655)		(30,655)						(8,345)
Changes in a foreign affiliated company's interests in its subsidiary				(1,816)
Net income attributable to noncontrolling interests	50,727									50,727
Dividends paid to noncontrolling interests										(9,243)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	1,179,149							1,170,747		8,402
Other-net				(137)						25
Balance at end of fiscal year at Mar. 31, 2013	10,941,980	10,608,795	2,088,135	6,348,133	239,571	1,361,620		574,347	(3,011)	333,185
Stock-based compensation (Note 32)				129
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			1,110	1,108
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393	1,015,393				1,015,393
Cash dividends: Common stock						(198,191)
Cash dividends: Preferred stock	(17,940)						(17,940)
Gains (losses) on sales of shares of treasury stock						58
Purchases of shares of treasury stock (Notes 16 and 17)									(74)
Sales of shares of treasury stock									753
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									(178)
Initial subscriptions of noncontrolling interests (Note 2)										237,307
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										2,117
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(48,524)
Decrease in noncontrolling interests related to disposition of subsidiaries										(139)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)					(3,301)
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)		13,839		13,839						(13,839)
Net income attributable to noncontrolling interests	67,133									67,133
Dividends paid to noncontrolling interests										(14,347)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	766,936							783,335		(16,399)
Other-net				204						(90)
Balance at end of fiscal year at Mar. 31, 2014	12,751,444	12,205,040	2,089,245	6,363,413	239,571	2,157,639		1,357,682	(2,510)	546,404
Stock-based compensation (Note 32)				(46)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			1,025	1,024
Net income attributable to Mitsubishi UFJ Financial Group	1,531,127	1,531,127				1,531,127
Cash dividends: Common stock						(254,932)
Cash dividends: Preferred stock	(8,970)						¥ (8,970)
Purchases of shares of treasury stock (Notes 16 and 17)									(490,076)
Sales of shares of treasury stock									2
Retirement of Class 5 and 11 Preferred stock (Note 16)	(390,001)			(390,001)					390,001
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									62
Initial subscriptions of noncontrolling interests (Note 2)										30,374
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(7,790)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(15,661)
Integration of BTMU's Bangkok Branch with Krungsri (Note 2)		(15,269)		(15,269)						15,269
Net income attributable to noncontrolling interests	65,509									65,509
Dividends paid to noncontrolling interests										(30,715)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	1,708,161							1,709,573		(1,412)
Other-net				505						298
Balance at end of fiscal year at Mar. 31, 2015	¥ 15,281,341	¥ 14,679,065	¥ 2,090,270	¥ 5,959,626	¥ 239,571	¥ 3,424,864		¥ 3,067,255	¥ (102,521)	¥ 602,276